RIGHT TO USE ASSETS AND LEASE LIABILITITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Right To Use Assets And Lease Liabilitity
SCHEDULE OF RIGHT USE OF ASSETS	Right to use assets is summarized below:
March 31, 2022
Right to use assets, net	61,057
Right to use assets, net	32,074
Total	$93,132
Right to use assets is summarized below:
December 31, 2021
Right to use assets, net	70,550
Right to use assets, net	33,574
Total	$104,124

SCHEDULE OF LEASE LIABILITY

Lease liability is summarized below:

March 31, 2022
Operating lease liability, net	61,757
Operating lease liability, net	32,074
Total	93,831
Less: short term portion	(46,178)
Long term position	$47,653

Lease liability is summarized below:

December 31, 2021
Operating lease liability, net	70,550
Operating lease liability, net	33,574
Total	104,124
Less: short term portion	(44,577)
Long term position	$59,897

SCHEDULE OF LEASE COST	Lease expense for the three months ended March 31, 2022 was comprised of the following:
Operating lease expense	$11,477
Operating lease expense	$2,161
Lease expense for the year ended December 31, 2021 was comprised of the following:
Operating lease expense	$37,461
Operating lease expense	$55,834
Operating lease expense – related party	$3,683